Short-term borrowings and long-term debt (Long-Term Debt with Original Maturities of More Than One Year) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2016	Mar. 31, 2015
Debt Instrument [Line Items]
Obligations under capital leases	¥ 37,811	¥ 29,129
Loan participation borrowings	64,524	83,128
Senior borrowings and bonds	11,581,024	11,080,548
Subordinated borrowings and bonds	3,087,563	3,389,436
Total	¥ 14,770,922	¥ 14,582,241